Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Taxation
Current income tax expense	¥ 29,452		¥ 14,909	¥ 8,881
Withholding income tax expense	16,894		11,079
Deferred income tax expense	(10,479)	$ (1,505)
Total	¥ 35,867	$ 5,152	¥ 25,988	¥ 8,881